Note 44 (Tables)	12 Months Ended
Dec. 31, 2023
Administration Costs [Abstract]
Personnel Expenses Breakdown [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	2023	2022 ⁽¹⁾	2021
Wages and salaries		5,068	4,310	3,933
Social security costs		834	708	668
Defined contribution plan expense	25	139	87	71
Defined benefit plan expense	25	49	42	49
Other personnel expense		440	454	325
Total		6,530	5,601	5,046
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Administrative expenses [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Technology and systems	1,512	1,391	1,176
Communications	219	195	175
Advertising	349	266	207
Property, fixtures and materials	520	440	380
Taxes other than income tax	451	370	347
Surveillance and cash courier services	234	214	179
Other expense	1,090	897	786
Total	4,375	3,773	3,249
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).